UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
			    WASHINGTON D.C. 20549
				  FORM 13F
			     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment []; Amendment Number:
 This Amendment (Check only one.):   [ ] is a restatement
                                     [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Sarbit Advisory Services Inc.
Address:	100, 1 Evergreen Place
		Winnipeg, MB, R3L oE9
		Canada

Form 13F File Number:

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence A. Sarbit
Title:		Chief Investment Officer
Phone:		(204) 942-2177

Signature, Place, and Date of Signing:

Lawrence A. Sarbit 		Winnipeg, Manitoba  Canada   February 14, 2012
[Signature]			    [City, State]	     [as of Date]

Report Type:

[x] 13F HOLDING REPORT.
[ ] 13F NOTICE.
[] 13F COMBINATION REPORT.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	14
Form 13F Information Table Value Total: $316,544


					 (thousands)


List of Other Included Mangers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

Sarbit Advisory Services Inc.
FORM 13F
12/31/2011

ATLANTIC TELE-NETWORK INC.        COM NEW	   049079205  16,589   417,722   SHS  0SOLE  NONE   417,722
BERKSHIRE HATHAWAY                CL B NEW         084670702  37,283   480,470   SHS  0SOLE  NONE   480,470
CBIZ INC.		  	  COM		   124805102  21,457   3,453,070 SHS  0SOLE  NONE 3,453,070
COGENT COMM GROUP		  COM NEW	   19239V30F  19,587   1,140,300 SHS  0SOLE  NONE 1,140,300
COINSTAR INC		  	  COM 		   19259P30   30,636   660,040   SHS  0SOLE  NONE   660,040
CVS CAREMARK CORP		  COM		   12665010   39,211   945,450   SHS  0SOLE  NONE   945,450
DUFF & PHELPS CORP		  NEW CL A COM	   26433B10A  23,664   1,604,711 SHS  0SOLE  NONE 1,604,711
ICONIX BRAND GROUP		  COM	   	   451055107  36,077   2,177,663 SHS  0SOLE  NONE 2,177,663
ITURAN LOCATION AND CONTROL       SHS              M6158M104  6,786    488,464   SHS  0SOLE  NONE   488,464
KENNETH COLE PRODUCTIONS	  CLASS A	   19329410   10,558   980,278   SHS  0SOLE  NONE   980,278
SIX FLAGS ENT CORP                COM              83001A10F  39,451   940,625   SHS  0SOLE  NONE   940,625
SMART TECHNOLOGIES                CLASS A SUB VTG  83172R10   15,470   4,122,300 SHS  0SOLE  NONE 4,122,300
UNIVERSAL ELECTRONICS INC	  COM   	   91348310F  8,873    517,165	 SHS  0SOLE  NONE   517,165
VMS INDUSTRIES INC.		  COM		   92929710A  10,902   522,400   SHS  0SOLE  NONE   522,400
